Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable (USD $)	Dec. 31, 2014	Dec. 31, 2013
Client A [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount		$ 3,885,608
Percentage		18.20%
Client B [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount	1,963,900		[1]
Percentage	13.50%		[1]
Client C [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Clients Accounting For 10% or More of Accounts Receivable [Line Items]
Amount	$ 5,044,178		[1]
Percentage	34.60%		[1]

[1]	Represented less than 10% of consolidated account receivable balance.